Description of Organization and Summary of Significant Accounting Policies - Licensing Receivables, Physical Inventory and Prepaid Expenses and Other (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Description of Organization and Summary of Significant Accounting Policies
Prepaid expenses	$ 239,667	$ 131,004
Angel Studios Inc. Cik0001671941
Description of Organization and Summary of Significant Accounting Policies
Maximum licensing receivables term	10 years	10 years
Average period of licensing receivables term	3 years	3 years
Physical media inventory	$ 0	$ 0	$ 0	$ 0
Prepaid expenses	$ 3,300,000	2,600,000
Angel Studios Inc. Cik0001671941 | Southport, Sigma Merger Sub, Inc.
Description of Organization and Summary of Significant Accounting Policies
Prepaid expenses		2,600,000
Theatrical | Angel Studios Inc. Cik0001671941
Description of Organization and Summary of Significant Accounting Policies
Physical media inventory		$ 200,000